Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000192517 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000192517 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000192517 | Brazil Notas do Tesouro Nacional
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000192517 | Nexstar Media
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000192517 | TransDigm
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000192517 | Liberty Broadband
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000192517 | Live Nation Entertainment
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000192517 | Tenet Healthcare
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000192517 | United Mexican States
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000192517 | Vertiv Group
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000192517 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000192517 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000192517 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000192517 | Government Bonds
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000192517 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000192517 | U.S. Government Agency Obligations (Excluding Mortgage-Backed)
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000192517 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000192517 | Convertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000192517 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	36.80%
C000192519 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000192519 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000192519 | Brazil Notas do Tesouro Nacional
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000192519 | Nexstar Media
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000192519 | TransDigm
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000192519 | Liberty Broadband
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000192519 | Live Nation Entertainment
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000192519 | Tenet Healthcare
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000192519 | United Mexican States
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000192519 | Vertiv Group
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000192519 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000192519 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000192519 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000192519 | Government Bonds
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000192519 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000192519 | U.S. Government Agency Obligations (Excluding Mortgage-Backed)
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000192519 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000192519 | Convertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000192519 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	36.80%